UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

March 31, 2018

SED-QTLY-0518
1.924255.107

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.3%
		Principal Amount(a)	Value
Argentina - 4.9%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$4,180,000	$4,333,573
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,154,000	12,418,529
Banco Macro SA 6.75% 11/4/26 (b)(c)		6,585,000	6,611,538
Cablevision SA 6.5% 6/15/21 (b)		1,783,000	1,858,778
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	11,125
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		4,310,000	4,743,629
Pampa Holding SA 7.5% 1/24/27 (b)		1,285,000	1,328,369
Pan American Energy LLC 7.875% 5/7/21 (b)		5,426,000	5,742,499
Petrobras Energia SA 7.375% 7/21/23 (b)		3,935,000	4,136,669
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		7,394,845	7,720,440
YPF SA:
7% 12/15/47 (b)		4,730,000	4,240,445
8.5% 3/23/21 (b)		1,655,000	1,807,426
8.75% 4/4/24 (b)		10,485,000	11,685,533

TOTAL ARGENTINA			66,638,553

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		9,065,000	9,991,153
Bahrain - 0.1%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		1,380,000	1,366,393
Bangladesh - 0.7%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		9,500,000	9,732,750
8.625% 5/6/19 (Reg. S)		200,000	204,900

TOTAL BANGLADESH			9,937,650

Bermuda - 0.8%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		5,658,000	5,757,015
7.875% 8/1/21 (b)		5,175,000	5,265,563

TOTAL BERMUDA			11,022,578

British Virgin Islands - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,700,000	5,432,248
Canada - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		2,005,000	1,974,925
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		2,233,000	2,484,213
10% 11/2/21 pay-in-kind (b)(c)		2,850,000	3,170,625

TOTAL CANADA			7,629,763

Cayman Islands - 0.7%
Cementos Progreso Trust 7.125% 11/6/23 (b)		750,000	775,313
Comcel Trust 6.875% 2/6/24 (b)		3,460,000	3,610,129
CSN Islands XI Corp. 6.875% 9/21/19 (b)		1,400,000	1,396,850
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		10,340,000	3,463,900
Sparc Em Spc 0% 12/5/22 (b)		465,000	419,430

TOTAL CAYMAN ISLANDS			9,665,622

Cyprus - 0.1%
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,535,000	1,622,065
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,120,000	3,260,400
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,535,000	2,625,854
JSC BGEO Group 6% 7/26/23 (b)		4,890,000	4,941,638
JSC Georgian Railway 7.75% 7/11/22 (b)		1,790,000	1,952,389

TOTAL GEORGIA			9,519,881

Indonesia - 1.0%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		3,850,000	4,002,090
PT Pertamina Persero:
5.625% 5/20/43 (b)		1,834,000	1,881,132
5.625% 5/20/43 (Reg. S)		900,000	923,129
6% 5/3/42 (b)		2,895,000	3,096,625
6.45% 5/30/44 (b)		1,000,000	1,130,782
6.5% 5/27/41 (b)		2,290,000	2,592,072

TOTAL INDONESIA			13,625,830

Ireland - 0.6%
Borets Finance DAC 6.5% 4/7/22 (b)		2,195,000	2,287,410
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,895,000	1,890,263
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		4,355,000	4,037,416

TOTAL IRELAND			8,215,089

Kazakhstan - 0.7%
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		6,275,000	6,299,661
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (b)		2,525,000	2,574,490

TOTAL KAZAKHSTAN			8,874,151

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	122,300,000	1,840,024
Luxembourg - 2.2%
CSN Resources SA 6.5% 7/21/20 (b)		5,745,000	5,570,927
EVRAZ Group SA:
5.375% 3/20/23 (b)		1,495,000	1,509,203
8.25% 1/28/21 (Reg. S)		2,055,000	2,252,280
Minerva Luxembourg SA 6.5% 9/20/26 (b)		2,400,000	2,304,000
PSB Finance SA 5.25% 10/19/19		2,075,000	2,042,111
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		5,370,000	5,746,974
SB Capital SA 5.5% 2/26/24 (b)(c)		2,030,000	2,045,225
Sistema International Funding SA 6.95% 5/17/19 (b)		6,770,000	6,849,209
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,050,000	1,088,010

TOTAL LUXEMBOURG			29,407,939

Mexico - 8.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	64,900,000	3,297,691
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		2,980,000	3,024,700
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,410,000	2,446,150
Metalsa SA de CV 4.9% 4/24/23 (b)		6,020,000	5,902,610
Pemex Project Funding Master Trust:
6.625% 6/15/35		16,015,000	16,546,378
6.625% 6/15/38		285,000	287,138
8.625% 12/1/23 (c)		320,000	372,702
Petroleos Mexicanos:
4.625% 9/21/23		3,365,000	3,372,033
4.875% 1/24/22		3,845,000	3,940,741
4.875% 1/18/24		2,180,000	2,211,610
5.5% 1/21/21		1,885,000	1,962,285
6.375% 2/4/21		2,005,000	2,136,328
6.375% 1/23/45		9,850,000	9,574,200
6.5% 6/2/41		24,585,000	24,400,613
6.625% (b)(d)		5,975,000	5,930,188
6.75% 9/21/47		11,617,000	11,755,010
6.875% 8/4/26		3,085,000	3,390,415
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		9,667,000	9,981,178

TOTAL MEXICO			110,531,970

Mongolia - 0.5%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,703,000	6,128,370
Netherlands - 4.7%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,462,000	2,347,517
GTH Finance BV 7.25% 4/26/23 (b)		6,715,000	7,301,354
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		10,326,775	10,804,389
Nostrum Oil & Gas Finance BV:
7% 2/16/25 (b)		1,840,000	1,788,480
8% 7/25/22 (b)		10,577,000	10,858,623
Petrobras Global Finance BV:
6.125% 1/17/22		7,625,000	8,135,875
8.75% 5/23/26		16,600,000	19,510,810
VTR Finance BV 6.875% 1/15/24 (b)		3,275,000	3,410,945

TOTAL NETHERLANDS			64,157,993

Nigeria - 1.6%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		585,000	596,496
10.5% 10/19/21 (b)		1,305,000	1,460,687
Fidelity Bank PLC 10.5% 10/16/22 (b)		3,285,000	3,390,974
Zenith Bank PLC:
6.25% 4/22/19 (b)		8,990,000	9,129,165
7.375% 5/30/22 (b)		7,135,000	7,353,902

TOTAL NIGERIA			21,931,224

Peru - 0.1%
Peru Lng Srl 5.375% 3/22/30 (b)		1,280,000	1,282,880
Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		3,950,000	4,051,088
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,780,000	2,644,475
Turkey - 1.1%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,800,000	1,836,760
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,320,000	1,293,378
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		2,095,000	2,036,818
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		2,700,000	2,655,639
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		1,810,000	1,760,652
6.875% 2/3/25 (Reg. S) (c)		4,655,000	4,653,762

TOTAL TURKEY			14,237,009

United Kingdom - 1.4%
Afren PLC:
6.625% 12/9/20 (b)(e)(f)		2,088,289	752
10.25% 4/8/19 (Reg. S) (e)(f)		4,990,425	1,797
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		4,350,000	4,676,424
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		590,000	607,024
10.375% 4/7/19 (b)		970,000	997,989
10.375% 4/7/19 (Reg. S)		1,780,000	1,831,362
10.375% 4/7/19 (Reg. S)		2,355,000	2,422,954
Polyus Finance PLC 5.25% 2/7/23 (b)		1,365,000	1,385,066
Vedanta Resources PLC:
6.375% 7/30/22 (b)		3,935,000	3,984,188
8.25% 6/7/21 (b)		2,175,000	2,364,225

TOTAL UNITED KINGDOM			18,271,781

United States of America - 0.7%
Azul Investments LLP 5.875% 10/26/24 (b)		1,365,000	1,342,819
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,330,000	1,408,138
Stillwater Mining Co.:
6.125% 6/27/22 (b)		5,360,000	5,339,954
7.125% 6/27/25 (b)		1,950,000	1,963,455

TOTAL UNITED STATES OF AMERICA			10,054,366

Venezuela - 1.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		6,115,000	1,674,899
5.5% 4/12/37 (e)		3,475,000	999,063
6% 5/16/24 (b)(e)		6,830,000	1,861,175
6% 11/15/26 (b)(e)		10,145,000	2,726,469
8.5% 10/27/20 (b)(e)		2,928,750	2,501,153
9.75% 5/17/35 (b)(e)		12,585,000	3,926,520
12.75% 2/17/22 (b)(e)		3,065,000	1,039,801

TOTAL VENEZUELA			14,729,080

TOTAL NONCONVERTIBLE BONDS
(Cost $470,226,112)			466,069,575

Government Obligations - 56.7%
Argentina - 9.4%
Argentine Republic:
5.625% 1/26/22		14,750,000	14,963,875
6.875% 4/22/21		36,335,000	38,515,076
7.125% 6/28/2117 (b)		4,770,000	4,395,555
7.5% 4/22/26		23,455,000	25,026,485
Buenos Aires Province:
6.5% 2/15/23 (b)		3,050,000	3,126,250
9.95% 6/9/21 (b)		5,680,000	6,329,849
10.875% 1/26/21 (b)		2,585,000	2,849,963
10.875% 1/26/21 (Reg. S)		11,010,000	12,138,525
Province of Santa Fe 7% 3/23/23 (b)		6,415,000	6,566,779
Provincia de Cordoba:
7.125% 6/10/21 (b)		8,565,000	8,993,250
7.45% 9/1/24 (b)		4,450,000	4,679,175

TOTAL ARGENTINA			127,584,782

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		4,371,000	4,523,985
7.15% 3/26/25 (b)		3,025,000	3,340,992

TOTAL ARMENIA			7,864,977

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)		2,135,000	1,802,687
7.25% 12/15/21 (b)		185,000	159,100

TOTAL BARBADOS			1,961,787

Belarus - 0.6%
Belarus Republic:
6.875% 2/28/23 (b)		4,980,000	5,273,222
7.625% 6/29/27 (b)		2,990,000	3,290,495

TOTAL BELARUS			8,563,717

Bolivia - 0.1%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		1,250,000	1,345,713
Brazil - 3.3%
Brazilian Federative Republic:
5.625% 1/7/41		11,325,000	11,112,656
7.125% 1/20/37		12,340,000	14,369,930
8.25% 1/20/34		11,280,000	14,201,633
10% 1/1/21	BRL	15,675,000	4,983,121

TOTAL BRAZIL			44,667,340

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		3,950,000	4,528,280
Colombia - 0.9%
Colombian Republic:
6.125% 1/18/41		1,520,000	1,751,800
7.375% 9/18/37		3,025,000	3,872,000
10.375% 1/28/33		4,064,000	6,447,536

TOTAL COLOMBIA			12,071,336

Costa Rica - 0.3%
Costa Rican Republic:
7% 4/4/44 (b)		1,530,000	1,578,960
7.158% 3/12/45 (b)		2,000,000	2,084,000

TOTAL COSTA RICA			3,662,960

Croatia - 0.1%
Croatia Republic 5.5% 4/4/23 (b)		1,785,000	1,914,627
Dominican Republic - 1.6%
Dominican Republic:
5.5% 1/27/25 (b)		1,900,000	1,954,302
5.95% 1/25/27 (b)		4,370,000	4,566,650
6.6% 1/28/24 (b)		2,575,000	2,798,150
6.85% 1/27/45 (b)		3,095,000	3,334,863
6.875% 1/29/26 (b)		3,725,000	4,129,945
7.45% 4/30/44 (b)		4,305,000	4,864,650

TOTAL DOMINICAN REPUBLIC			21,648,560

Ecuador - 1.3%
Ecuador Republic:
7.875% 1/23/28 (b)		2,070,000	1,992,789
8.875% 10/23/27 (b)		9,090,000	9,250,893
9.65% 12/13/26 (b)		5,345,000	5,638,975
10.75% 3/28/22 (b)		1,110,000	1,214,340

TOTAL ECUADOR			18,096,997

Egypt - 2.6%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		3,680,000	3,732,256
5.875% 6/11/25		1,730,000	1,737,577
5.875% 6/11/25 (b)		1,225,000	1,230,366
6.125% 1/31/22 (b)		14,235,000	14,725,083
7.5% 1/31/27 (b)		1,925,000	2,083,146
7.903% 2/21/48 (b)		2,770,000	2,912,467
8.5% 1/31/47 (b)		8,135,000	9,066,458

TOTAL EGYPT			35,487,353

El Salvador - 0.7%
El Salvador Republic:
7.375% 12/1/19 (b)		5,790,000	6,021,079
7.625% 2/1/41 (b)		1,100,000	1,160,830
7.65% 6/15/35 (Reg. S)		745,000	785,483
7.75% 1/24/23 (b)		1,250,000	1,360,563

TOTAL EL SALVADOR			9,327,955

Ghana - 0.1%
Ghana Republic 10.75% 10/14/30 (b)		1,250,000	1,633,125
Indonesia - 2.5%
Indonesian Republic:
5.25% 1/17/42 (b)		1,700,000	1,787,387
6.625% 2/17/37 (b)		2,700,000	3,270,070
6.75% 1/15/44 (b)		2,585,000	3,249,087
7.75% 1/17/38 (b)		7,295,000	9,879,195
8.375% 3/15/24	IDR	67,622,000,000	5,366,267
8.5% 10/12/35 (Reg. S)		7,670,000	10,887,542

TOTAL INDONESIA			34,439,548

Iraq - 1.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		14,510,000	13,871,560
6.752% 3/9/23 (b)		3,475,000	3,523,650

TOTAL IRAQ			17,395,210

Ivory Coast - 0.1%
Ivory Coast 5.75% 12/31/32		2,160,270	2,075,881
Jordan - 0.2%
Jordanian Kingdom 7.375% 10/10/47 (b)		2,540,000	2,565,400
Kenya - 0.3%
Republic of Kenya:
6.875% 6/24/24 (b)		1,350,000	1,409,457
7.25% 2/28/28 (b)		2,000,000	2,090,520
8.25% 2/28/48 (b)		780,000	834,896

TOTAL KENYA			4,334,873

Lebanon - 3.7%
Lebanese Republic:
5.15% 6/12/18		17,365,000	17,359,791
5.15% 11/12/18		9,670,000	9,668,646
5.45% 11/28/19		9,215,000	9,155,103
6% 5/20/19		9,165,000	9,174,165
6% 1/27/23		2,000,000	1,942,000
6.375% 3/9/20		2,570,000	2,582,593

TOTAL LEBANON			49,882,298

Malaysia - 0.4%
Malaysian Government 4.181% 7/15/24	MYR	18,820,000	4,938,265
Mexico - 0.6%
United Mexican States:
4.75% 3/8/44		3,388,000	3,294,830
6.05% 1/11/40		4,525,000	5,101,938

TOTAL MEXICO			8,396,768

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		5,240,000	5,885,060
Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,715,625	1,745,992
Nigeria - 0.6%
Republic of Nigeria:
6.5% 11/28/27 (b)		1,750,000	1,772,855
6.75% 1/28/21 (b)		500,000	526,358
7.143% 2/23/30 (b)		1,360,000	1,411,000
7.625% 11/28/47 (b)		2,470,000	2,556,845
7.696% 2/23/38 (b)		1,715,000	1,804,969

TOTAL NIGERIA			8,072,027

Oman - 0.4%
Sultanate of Oman:
6.5% 3/8/47 (b)		1,370,000	1,294,650
6.75% 1/17/48 (b)		3,980,000	3,819,081

TOTAL OMAN			5,113,731

Pakistan - 1.4%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		6,175,000	6,302,551
7.25% 4/15/19 (b)		9,395,000	9,566,449
8.25% 4/15/24 (b)		3,075,000	3,202,050

TOTAL PAKISTAN			19,071,050

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		460,000	580,750
9.375% 4/1/29		1,145,000	1,668,838

TOTAL PANAMA			2,249,588

Paraguay - 0.1%
Republic of Paraguay 5.6% 3/13/48 (b)		1,810,000	1,841,675
Peru - 0.5%
Peruvian Republic:
4% 3/7/27 (f)(g)		3,350,000	3,319,817
6.35% 8/12/28 (b)	PEN	3,350,000	1,164,654
8.2% 8/12/26 (Reg. S)	PEN	5,235,000	2,022,224

TOTAL PERU			6,506,695

Russia - 2.9%
Russian Federation:
5.25% 6/23/47 (b)		10,200,000	10,187,760
5.625% 4/4/42 (b)		4,100,000	4,403,236
5.875% 9/16/43 (b)		3,660,000	4,067,175
6.7% 5/15/19	RUB	145,875,000	2,561,416
12.75% 6/24/28 (Reg. S)		10,755,000	17,907,935

TOTAL RUSSIA			39,127,522

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		2,835,000	2,924,161
Senegal - 0.1%
Republic of Senegal 6.75% 3/13/48 (b)		2,065,000	2,022,461
Serbia - 0.3%
Republic of Serbia:
4.875% 2/25/20 (b)		1,245,000	1,274,611
6.75% 11/1/24 (b)		2,330,308	2,338,874

TOTAL SERBIA			3,613,485

South Africa - 0.7%
South African Republic:
4.875% 4/14/26		2,750,000	2,741,750
5.875% 9/16/25		1,825,000	1,943,534
6.25% 3/8/41		1,250,000	1,342,795
10.5% 12/21/26	ZAR	34,350,000	3,354,121

TOTAL SOUTH AFRICA			9,382,200

Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		925,000	934,432
5.875% 7/25/22 (b)		1,145,000	1,161,867
6.2% 5/11/27 (b)		1,320,000	1,298,439
6.25% 10/4/20 (b)		2,125,000	2,202,750
6.25% 7/27/21 (b)		1,620,000	1,679,601
6.825% 7/18/26 (b)		930,000	956,082
6.85% 11/3/25 (b)		1,250,000	1,293,539

TOTAL SRI LANKA			9,526,710

Turkey - 5.9%
Turkish Republic:
4.875% 10/9/26		1,380,000	1,300,650
5.125% 3/25/22		5,240,000	5,342,075
5.625% 3/30/21		5,675,000	5,873,625
6% 3/25/27		3,550,000	3,594,659
6.25% 9/26/22		20,905,000	22,142,451
6.75% 5/30/40		5,265,000	5,373,543
6.875% 3/17/36		8,420,000	8,752,085
7% 6/5/20		3,085,000	3,268,650
7.25% 3/5/38		6,820,000	7,364,891
7.375% 2/5/25		9,110,000	10,095,684
8% 2/14/34		2,775,000	3,205,458
10.4% 3/27/19	TRY	5,450,000	1,342,712
11.875% 1/15/30		1,855,000	2,763,208

TOTAL TURKEY			80,419,691

Ukraine - 6.0%
Ukraine Government:
7.75% 9/1/20 (b)		13,215,000	13,840,862
7.75% 9/1/21 (b)		35,942,000	37,626,961
7.75% 9/1/22 (b)		29,097,000	30,319,074

TOTAL UKRAINE			81,786,897

United States of America - 2.8%
U.S. Treasury Bonds 3% 2/15/48		13,810,000	13,858,591
U.S. Treasury Notes 2% 11/15/26		25,327,000	23,869,826

TOTAL UNITED STATES OF AMERICA			37,728,417

Uruguay - 0.2%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,030,000	2,773,691
Venezuela - 1.1%
Venezuelan Republic:
9.25% 9/15/27 (e)		22,230,000	7,151,391
11.95% 8/5/31 (Reg. S) (e)		18,465,000	6,069,446
12.75% 8/23/22 (e)		3,625,000	1,202,413

TOTAL VENEZUELA			14,423,250

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.0625% 3/13/28 (c)(f)(h)		425,000	381,076
5.5% 3/12/28 (f)		13,042,167	13,009,561

TOTAL VIETNAM			13,390,637

TOTAL GOVERNMENT OBLIGATIONS
(Cost $764,729,861)			771,992,692

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $4,276,311)	INR	274,400,000	4,177,163
		Shares	Value

Common Stocks - 0.2%
Canada - 0.2%
Pacific Exploration and Production Corp. (i)
(Cost $4,534,580)		113,473	3,171,625
		Principal Amount(a)	Value

Preferred Securities - 2.8%
Brazil - 0.4%
Itau Unibanco Holding SA 6.125% (b)(c)(d)		5,480,000	5,476,292
Cayman Islands - 1.5%
Banco Do Brasil SA 9% (b)(c)(d)		6,505,000	7,129,963
Cosan Overseas Ltd. 8.25% (d)		8,430,000	8,625,961
Odebrecht Finance Ltd.:
7.5% (b)(d)		11,300,000	4,165,900
7.5% (Reg. S) (d)		300,000	110,601

TOTAL CAYMAN ISLANDS			20,032,425

Colombia - 0.1%
Colombia Telecomunicaciones SA 8.5% (b)(c)(d)		1,260,000	1,309,092
Ireland - 0.3%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		4,360,000	4,549,071
Luxembourg - 0.2%
Magnesita Finance Ltd.:
8.625% (b)(d)		2,030,400	2,079,341
8.625% (Reg. S) (d)		216,000	221,207

TOTAL LUXEMBOURG			2,300,548

Mexico - 0.3%
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		4,210,000	4,559,445
TOTAL PREFERRED SECURITIES
(Cost $40,310,285)			38,226,873
		Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.72% (j)
(Cost $56,301,206)		56,293,457	56,304,716
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $1,340,378,355)			1,339,942,644
NET OTHER ASSETS (LIABILITIES) - 1.6%			21,162,161
NET ASSETS - 100%			$1,361,104,805

Currency Abbreviations

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

PEN – Peruvian new sol

RUB – Russian ruble

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $667,155,491 or 49.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$233,866
Total	$233,866

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$3,171,625	$3,171,625	$--	$--
Corporate Bonds	466,069,575	--	466,067,026	2,549
Government Obligations	771,992,692	--	755,282,238	16,710,454
Supranational Obligations	4,177,163	--	4,177,163	--
Preferred Securities	38,226,873	--	38,226,873	--
Money Market Funds	56,304,716	56,304,716	--	--
Total Investments in Securities:	$1,339,942,644	$59,476,341	$1,263,753,300	$16,713,003

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$16,919,163
Net Realized Gain (Loss) on Investment Securities	15,186
Net Unrealized Gain (Loss) on Investment Securities	21,126
Cost of Purchases	--
Proceeds of Sales	(266,167)
Amortization/Accretion	21,146
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$16,710,454
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$21,126
Other Investments in Securities
Beginning Balance	$5,102
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,553)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$2,549
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$(2,553)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Government Obligations	$16,710,454	Market comparable	Yield	3.6% - 5.3% / 5.1%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018